Leases	6 Months Ended
Jun. 30, 2026
Disclosure of Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities and equipment, with a weighted average remaining lease term of 13.2 years and weighted average discount rate of 4.4% as of June 30, 2026. Leases may include one or more options to renew. Renewal terms are not included in the determination of the lease term unless the renewals are deemed to be reasonably certain at the time of lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.
The following table outlines the carrying amounts of right-of-use assets:

	June 30, 2026	December 31, 2025
Land and improvements	$59	$60
Buildings, leasehold improvements and equipment	519	509
Total	$578	$569
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended June 30		Six Months Ended June 30
	2026	2025	2026	2025
Land and improvements	$1	$1	$2	$2
Buildings, leasehold improvements and equipment	13	11	28	23
Total	$14	$12	$30	$25
For the three months ended June 30, 2026 and 2025 the net additions (reductions) to right-of-use assets were $(6) million and $9 million, respectively. The net reduction in the period was due to modification of certain leases resulting in a net decrease of $5 million in right of use assets and corresponding lease liabilities. For the six months ended June 30, 2026 and 2025, net additions (reductions) to right-of-use assets were $37 million and $22 million, respectively.
For the three months ended June 30, 2026 and 2025, interest expense was $7 million and $5 million, respectively. For the six months ended June 30, 2026 and 2025, interest expense was $13 million and $11 million, respectively.
For the six months ended June 30, 2026 and 2025, cash outflow for leases was $35 million and $56 million, respectively.